Related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Balances with related parties
Amounts due from related parties, current	¥ 3,101	¥ 55,354
Amounts due to related parties, current	626	218
Related companies
Balances with related parties
Amounts due from related parties, current	628	18,070
Amounts due to related parties, current	622	14
Directors
Balances with related parties
Amounts due from related parties, current		24,777
Non-controlling interests
Balances with related parties
Amounts due from related parties, current	2,473	12,507
Amounts due to related parties, current	¥ 4	¥ 204